Employee benefits - Information Popular Inc. shares of common stock held by the plans (Details) - Commom stock held by pension plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plan Disclosure
Shares of Popular, Inc. common stock	167,182	162,936
Fair value of shares of Popular, Inc. common stock	$ 13,716	$ 9,177
Dividends paid on shares of Popular, Inc. common stock held by the plan	$ 280	$ 238